Stockholders' Equity (Details Textual) - USD ($)	1 Months Ended				2 Months Ended	12 Months Ended
	Jul. 31, 2015	Jun. 30, 2015	May. 29, 2015	Jul. 31, 2014	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Class of Stock [Line Items]
Proceeds from Issuance of Common Stock, Gross					$ 4,920,000
Proceeds from Issuance of Common Stock					$ 4,240,000	$ 4,237,198	$ 4,288,765
Stock Issued During Period, Value, New Issues						4,237,198	4,288,764
Stock Issued During Period, Value, Stock Options Exercised						$ 61,190	$ 55,230
Common Stock [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues			1,015,000	1,754,386		1,120,000	1,754,386
Sale of Stock, Price Per Share			$ 4.39	$ 2.85
Proceeds from Issuance of Common Stock				$ 4,289,000
Stock Issued During Period, Value, New Issues			$ 4,460,000	$ 5,000,000		$ 1,120	$ 1,754
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Exercises In Period						40,000	66,887
Stock Issued During Period, Value, Stock Options Exercised						$ 40	$ 67
Over-Allotment Option [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Expirations in Period	47,250
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized			152,250	263,157
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Exercises In Period		105,000
Stock Issued During Period, Value, Stock Options Exercised		$ 460,000
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period			45 days	45 days